Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segmental analysis
Revenue	£ 7,435	£ 6,292
Retail Banking
Segmental analysis
Revenue	2,766	2,681
Ulster Bank RoI
Segmental analysis
Revenue	75	97
Private Banking
Segmental analysis
Revenue	513	418
Commercial Banking
Segmental analysis
Revenue	3,096	2,725
Central Items and other
Segmental analysis
Revenue	985	371
Total excluding Ulster Bank RoI
Segmental analysis
Revenue	7,360	6,195
Operating segment
Segmental analysis
Revenue	7,435	6,292
Operating segment | Retail Banking
Segmental analysis
Revenue	2,766	2,667
Operating segment | Ulster Bank RoI
Segmental analysis
Revenue	75	97
Operating segment | Private Banking
Segmental analysis
Revenue	407	358
Operating segment | Commercial Banking
Segmental analysis
Revenue	3,020	2,662
Operating segment | Central Items and other
Segmental analysis
Revenue	1,167	508
Operating segment | Total excluding Ulster Bank RoI
Segmental analysis
Revenue	7,360	6,195
Inter segment | Retail Banking
Segmental analysis
Revenue		14
Inter segment | Private Banking
Segmental analysis
Revenue	106	60
Inter segment | Commercial Banking
Segmental analysis
Revenue	76	63
Inter segment | Central Items and other
Segmental analysis
Revenue	£ (182)	£ (137)